Capital stock (Details 4) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 $ / shares
Capital stock
Basic earnings (loss) per share | $ / shares		$ (0.09)		$ 0.133		$ (0.07)
Diluted earnings (loss) per share | $ / shares		$ (0.09)		$ 0.131		$ (0.07)
Net profit (loss) | $	$ (922)		$ 1,365		$ (727)
Weighted average shares outstanding for basic earnings (loss) per share | shares	10,436,313		10,251,313		10,251,313
Weighted average shares outstanding for diluted earnings (loss) per share | shares	10,436,313		10,436,313		10,251,313